Segmented Information (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Segmented Information
Royalties percent	12.50%
Royalties paid	$ 2,242,613	$ 1,163,498	$ 434,644